Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Transfer fees
Additional fees payable, first team squads	£ 106,182,000
Additional fees payable, other	41,622,000
Additional fees payable	147,804,000	£ 135,761,000	£ 136,415,000
Probable effect of contingent assets	0	£ 0	£ 0
MUFC/MUWFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squads	89,707,000
Additional fees payable, other	39,201,000
Additional fees payable	128,908,000
International appearances
Transfer fees
Additional fees payable, first team squads	1,448,000
Additional fees payable, other	2,361,000
Additional fees payable	3,809,000
Awards and future transfers
Transfer fees
Additional fees payable, first team squads	15,027,000
Additional fees payable, other	60,000
Additional fees payable	£ 15,087,000